Note 16 - Commitments - Flow Through Liability (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Balance, opening	$ 1,791,526	$ 11,666	$ 0
Addition	1,605,690	1,900,762	20,143
Recovery of flow-through premium liability	(1,791,526)	(120,902)	(8,477)
Balance, closing	$ 1,605,690	$ 1,791,526	$ 11,666